Stock Options and Warrants (Details Textual) - USD ($)											1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 11, 2016	Dec. 30, 2015	Nov. 02, 2015	May 07, 2015	May 07, 2015	Apr. 23, 2015	Dec. 15, 2014	Dec. 01, 2014	Nov. 26, 2014	Sep. 22, 2014	Aug. 24, 2016	Mar. 31, 2016	Feb. 02, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 22, 2016	Sep. 03, 2015	Jul. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average vesting period																1 year 1 month
Description of granted options vesting right														The remaining weighted-average vesting periods of 0.6 years for outstanding grants was $1.0 million.		Vesting periods of 1.1 years for outstanding grants was $3.0 million
Weighted average remaining life of warrants																4 years 7 months 2 days
Stock-based compensation														$ 1,027,000	$ 1,113,000	$ 1,485,000	$ 3,460,000
Warrants issued								8,462						12.5
Warrant issued value														$ (3,124,000)		$ 205,000
Exercise price per share														$ 12.50		$ 12.04
Warrants valued using the Black-Scholes option pricing model								$ 246,000						$ 271,000
Warrants outstanding																$ 775,543
Common stock, shares authorized														200,000,000		200,000,000	200,000,000		200,000,000
Options granted contract term														6 years 26 days		6 years 26 days	6 years 26 days
Aggregate of common stock shares	696,056
Options outstanding														273,550		308,464	267,257
Option exercisabe number of shares														192,394		151,576
Warrant amendment-August 24, 2016														$ (1,719,000)
Debt discount recorded for amendments of warrants														$ 206,000
Proceeds from issuance of private placement	$ 3,000,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of granted options vesting right																Options granted typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.
Options vesting period																4 years
Options vesting percentage																25.00%
2014 Services Warrants - April [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share														$ 11.50			$ 11.50
2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share																	$ 39
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase																				420,000
Options outstanding														267,550
Option exercisabe number of shares														192,394
2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase														594,000				600,000
Common stock, shares authorized																300,000
Term of stock option and stock appreciation right																The maximum term of each stock option and stock appreciation right (SAR) is 10 years.
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted contract term																10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted contract term																3 years
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued		50,000	74,000	5,514	83,518	136,267	19,232	19,232	6,500	26,500		500,000	50,000			312,500
Warrant issued value									$ 43,000	$ 296,000			$ 12,500
Exercise price per share		$ 12.50	$ 15.00	$ 12.50	$ 12.50	$ 12.50	$ 25.00	$ 39.00	$ 25.00	$ 25.00		$ 5.00				$ 5.00
Warrants valued using the Black-Scholes option pricing model		$ 182,000	$ 246,000	$ 56,000	$ 2,139,000	$ 2,139,000						$ 1,497,000	$ 148,000			$ 1,115,000
Warrants outstanding												$ 100
Reduction in warrants exercise price											4.00
Warrant amendment-August 24, 2016											$ 1,719,000
Reclassification of warrants previously recorded as derivative liabilities to paid in capital											1,719,000
Debt discount recorded for amendments of warrants											$ 206,000
Convertible notes warrants [Member] | 2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation										$ 6,000
Warrant issued value										$ 131,000
Exercise price per share										$ 25.00